LOAN RECEIVABLE (DIsclosure of continuity of the loan principal and interest balances) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Loan Receivable [Abstract]
Loan balance, beginning of year	$ 2,950,000	$ 0
Loans advanced	33,642	2,950,000
Interest earned	180,000	0
Interest payments received	(180,000)	0
Loan balance, end of year	$ 2,983,642	$ 2,950,000